Significant and New Accounting Policies	6 Months Ended
Jun. 30, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Significant and New Accounting Policies
5.
Significant and New Accounting Policies

The accounting policies and valuation standards used when preparing these interim condensed consolidated financial statements are consistent with those used when preparing the 2024 Consolidated Financial Statements and which are detailed therein.